IFRS16 LEASES - Lease Liability as of Adoption (Details) - EUR (€) € in Millions	Jan. 01, 2019	Dec. 31, 2018
Disclosure of leases [Abstract]
Total minimum lease payments (discounted)	€ 290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018		€ 75
Total lease liability recognised as at 1 January 2019	397
Current lease liabilities	147
Non-current lease liabilities	€ 250